Investments in Other Entities	12 Months Ended
Dec. 31, 2023
Disclosure of joint ventures [abstract]
Investments in Other Entities	Investments in Other Entities
As of December 31, 2023 and 2022 the investment in other entities is comprised of the following:

	2023	2022
Investment in Associates and Joint Ventures	Ps. 9,246	Ps. 8,452
Details of the investment in associates and joint ventures accounted for under the equity method at the end of the reporting period are as follows:

			Ownership Percentage		Carrying Amount
Investee	Principal Activity	Place of Incorporation	2023	2022	2023	2022
Joint ventures:
Compañía Panameña de Bebidas, S.A.P.I. de C.V.	Beverages	Mexico	50.0%	50.0%	Ps. —	Ps. —
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%	223	189
Fountain Agua Mineral, LTDA	Beverages	Brazil	50.0%	50.0%	808	752
Planta Nueva Ecología De Tabasco, S.A. de C.V.	Recycling	Mexico	50.0%	50.0%	1,139	578

Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”) (1)	Sugar production	Mexico	36.4%	36.4%	3,454	3,632
Jugos del Valle, S.A.P.I. de C.V. (1)	Beverages	Mexico	28.2%	29.3%	2,831	2,267
Leao Alimentos e Bebidas, LTDA (1)	Beverages	Brazil	25.1%	25.1%	298	388
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) (1)	Canned bottling	Mexico	26.5%	26.5%	215	157
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”) (1)	Recycling	Mexico	35.0%	35.0%	99	100
Alimentos de Soja S.A.U.	Beverages	Argentina	10.7%	10.7%	23	282
Others	Various	Various	Various	Various	156	107
					Ps. 9,246	Ps. 8,452
Accounting method:
(1) The Company has significant influence due to the fact that it has power to participate in the financial and operating policy decisions of the investee.

During 2023 the Company received dividends from Promotora Mexicana de Embotelladores, S.A. de C.V. ("PIASA") for the amount of Ps. 79.

During 2023 the Company made capital contributions to Jugos del Valle, S.A.P.I. de C.V. for the amount of Ps. 466, and sale of shares for an amount of Ps. 24, also our ownership decreased due to a corporate restructuring.

During 2023, the Company recognized an impairment on its investment in Alimentos de Soja S.A.U. for an amount of Ps. 143 recognized in the South America segment.

During 2023 and 2022 the Company made capital contributions to Planta Nueva Ecología de Tabasco S.A. de C.V. for the amounts of Ps. 506, and Ps. 560, respectively. There were no changes in the ownership percentage as a result of capital contributions made by the other shareholders.

During 2022, our ownership in Jugos del Valle, S.A.P.I. de C.V. increased due to a corporate restructuring and our ownership in Leao Alimentos e Bebidas, LTDA, Trop Frutas do Brasil, LTDA increased due to acquisition of CVI.

During 2022 the Company received dividends from Industria Envasadora de Querétaro, S.A. de C.V. ("IEQSA") for the amount of Ps. 16.

During 2021 the Company made capital contributions to Jugos del Valle, S.A.P.I. de C.V. for the amounts of Ps. 44, and there were no changes in the ownership percentage as a result of capital contributions made by the other shareholders.

During 2021 the Company reduced its capital on Leao Alimentos e Bebidas, LTDA for the amount of Ps. 46, and there were no changes in the ownership percentage as a result of the capital reduction.
During 2021, the Company recognized an impairment on its investment in Trop Frutas Do Brasil LTDA. for the amount of Ps. 250 recognized in the South America segment.

On September 30, 2020, the Company announced that its joint venture with The Coca-Cola Company (Compañía Panameña de Bebidas, S.A.P.I. de C.V.) successfully sold 100% of its stock interest in Estrella Azul, a dairy products company in Panama. As part of the transaction, the Company agreed with the buyer that it could receive payments in the future if the business of Estrella Azul achieves certain volume and EBITDA targets during the 2022-2027 period. The Company estimated the amount of the payments to be received based on the forecasts of the business and calculated its net present value.
For the years ended December 31, 2023, 2022 and 2021 the equity earnings recognized for associates were Ps. 25, Ps. 194, and Ps. 85, respectively.
For the years ended December 31, 2023, 2022 and 2021 the equity earnings recognized for joint ventures were Ps. 190, Ps. 192 and Ps. 3, respectively.